S000068771 [Member] Average Annual Total Returns		12 Months Ended	55 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.53%	7.13%
MSCI EAFE Choice ESG Screened Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.81%	7.44%
MSCI All Country World Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.49%	12.60%
iShares ESG Advanced MSCI EAFE ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	7.36%
Performance Inception Date			Jun. 16, 2020
iShares ESG Advanced MSCI EAFE ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	6.90%
iShares ESG Advanced MSCI EAFE ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	5.82%

[1]	Effective August 31, 2025, the Fund changed its broad-based securities market index from MSCI All Country World Index (Net) to MSCI ACWI ex USA Index (Net), which Fund management believes is more representative of the investments in which the Fund invests.
[2]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.